Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

23. Segment reporting

The operations of the Company are organized into two segments, consisting of installment credit services and automobile leasing services. Installment credit services represents traditional online installment credit business, including cash installment credit services and merchandise installment credit services. Automobile leasing services represents the business of automobile leasing started in November 2017.

The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Company does not allocate any share-based compensation expenses to its segments as the CODM does not use this information to measure the performance of the operating segments. Because substantially all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The table below provides a summary of the Comany’s operating segment results for the years ended December 31, 2015, 2016 and 2017.

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues:
Installment credit services	235,007,431	1,442,846,339	4,749,249,922	729,946,349
Automobile leasing services	—	—	26,116,130	4,013,976

Total consolidated revenues	235,007,431	1,442,846,339	4,775,366,052	733,960,325
(Loss)/income from operations:
Installment credit services	(231,078,478)	713,074,210	2,454,048,135	377,180,292
Automobile leasing services	—	—	(32,396,552)	(4,979,259)

Total segment (loss)/income from operations	(231,078,478)	713,074,210	2,421,651,583	372,201,033
Unallocated expenses	—	—	(425,780)	(65,439)

Total consolidated (loss)/income from operations	(231,078,478)	713,074,210	2,421,225,803	372,135,594
Total other expense	(2,085,266)	(9,581,142)	(1,220,980)	(187,662)

Net (loss)/income before income taxes	(233,163,744)	703,493,068	2,420,004,823	371,947,932